FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	$ 1,072,579	$ 1,081,642		$ 1,142,004	$ 949,327
Other financial assets, current	499,504	383,984		559,919
Trade and others accounts receivable, current	1,244,348	1,162,582	$ 1,202,945	1,202,945
Accounts receivable from related entities, current	19,645	2,931
Other financial assets, non current	313,449	290,476	275,549	244,778	212,242
Accounts receivable, non current	4,725	5,381
Total	2,887,708	2,695,220
Other financial liabilities, current	1,885,660	1,794,286
Accounts payable for trade and other accounts payable, current	2,222,874	1,674,303	$ 498,832	1,668,612	$ 359,391
Accounts payable to related entities, current	56	382		760
Other financial liabilities, non current	8,530,418	8,359,462
Accounts payable, non-current	619,110	529,277
Total	17,958,629	16,638,121		$ 17,717,420
Measured At Amortized Cost [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	850,485	1,037,989
Other financial assets, current	36,660	16,203
Trade and others accounts receivable, current	1,244,348	1,162,582
Accounts receivable from related entities, current	19,645	2,931
Other financial assets, non current	46,907	58,700
Accounts receivable, non current	4,725	5,381
Total	2,202,770	2,283,786
Other financial liabilities, current	1,835,288	1,760,653
Accounts payable for trade and other accounts payable, current	2,222,874	1,674,303
Accounts payable to related entities, current	56	382
Other financial liabilities, non current	8,530,396	8,359,122
Accounts payable, non-current	619,110	529,277
Total	13,207,724	12,323,737
At Fair Value With Changes In Results [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents	222,094	43,653
Other financial assets, current	386,669	344,426
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other financial assets, non current
Accounts receivable, non current
Total	608,763	388,079
Other financial liabilities, current		7,712
Accounts payable for trade and other accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, non current
Accounts payable, non-current
Total		7,712
Hedge Derivatives [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of financial instruments by category [Line Items]
Cash and cash equivalents
Other financial assets, current	76,175	23,355
Trade and others accounts receivable, current
Accounts receivable from related entities, current
Other financial assets, non current
Accounts receivable, non current
Total	76,175	23,355
Other financial liabilities, current	50,372	25,921
Accounts payable for trade and other accounts payable, current
Accounts payable to related entities, current
Other financial liabilities, non current	22	340
Accounts payable, non-current
Total	$ 50,394	$ 26,261